CASH AND CASH EQUIVALENTS - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of cash and cash equivalents [abstract]
Cash and cash equivalents for land acquisition and execution of network work	$ 414,660
Cash reserves	$ 5,235,643	$ 8,251,154